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BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
285 MADISON AVENUE
NEW YORK, NY 10017

March 10, 2017

VIA EDGAR TRANSMISSION
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Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: Brighthouse Life Insurance Company of NY
    Brighthouse Variable Annuity Account B
    File Nos. 333-216454/811-08306
    Brighthouse Prime Options
    Rule 497(j) Certification
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Members of the Commission:

On behalf of Brighthouse Life Insurance Company of NY (the "Company") and Brighthouse Variable Annuity Account B (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the forms of the Prospectus and Statement of Additional Information, each dated March 6, 2017, being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 do not differ from the Prospectus and Statement of Additional Information contained in the initial registration statement filed electronically with the Commission on March 6, 2017.

If you have any questions, please contact me at (617) 578-3514.

Sincerely,


/s/ Michele H. Abate
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Michele H. Abate, Esq.
Associate General Counsel
Brighthouse Life Insurance Company of NY